Schedule of Other Current Assets (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Current Assets
Other receivable	$ 104,868	$ 264,705
Rent bond		5,830
Prepayments	288,987	217,351
GST (payable)/receivable	(65,061)	7,300
Total	$ 328,794	$ 495,186